Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 23,812	$ 21,018
Accrued expenses	29,769	49,729
Total	$ 53,581	$ 70,747